INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7: -	INVENTORIES

	December 31,
	2023	2022

Raw materials	$1,656	$2,003
Finished goods	10,218	11,259

	$11,874	$13,262

As of December 31, 2023 and 2022, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 1,788 and $ 1,729, respectively.